Variable Interest Entities (Details) (Agreement to manage aircraft for servicing fee)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 entity	Dec. 31, 2012 entity
VIEs, not primary beneficiary
Variable interest entities
Number of entities in which the entity has variable interests	1	2
Consolidated VIEs
Variable interest entities
Number of entities in which the entity has variable interests	2	2